Cash and Cash Equivalents - Disclosure of Cash and Cash Equivalents (Detail) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of cash and cash equivalents [line items]
Cash on hand	$ 224	$ 286
Cash at bank	29,671,885	50,149,959
Restricted cash	0	0
Cash on deposit	34,000,449	17,257,970
Cash and cash equivalents	$ 63,672,558	$ 67,408,215	$ 161,790,147	$ 123,417,716